Reserves - Changes In Valuation Gain (Loss) On Financial Assets At FVOCI (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [Line Items]
Balance at January 1	₩ (329,576)	₩ (373,442)
Balance at December 31	40,139	(329,576)
Valuation gain (loss) on financial assets at FVOCI [member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	(47,086)	(124)
Amount recognized as other comprehensive income (loss) during the year, net of taxes	486,440	(18,472)
Amount reclassified to retained earnings, net of taxes	(375)	(28,490)
Balance at December 31	₩ 438,979	₩ (47,086)